Lease liabilities, Maturity Analysis of Lease Liabilities (Details) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	$ 28,524	$ 706
Discounting	(7,226)	(63)
Lease Liabilities	21,298	643	$ 293
1 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	6,525	266
1-2 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	6,094	212
2-5 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	11,459	92
>5 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	$ 4,446	$ 136